Retirement Benefits (Weighted Average Actuarial Assumptions Utilized) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Discount rate (for expense)	4.91%	5.59%
Expected return on plan assets	8.03%	8.19%
Rate of compensation increase (for expense)	3.09%	4.08%
Discount rate (for benefit obligation)	4.38%	4.91%
Rate of compensation increase (for benefit obligation)	2.43%	3.09%
U.S. Pension Benefits [Member]
Discount rate (for expense)	5.15%	5.90%
Expected return on plan assets	8.75%	8.75%
Rate of compensation increase (for expense)	2.00%	3.90%
Discount rate (for benefit obligation)	4.45%	5.15%
Rate of compensation increase (for benefit obligation)	2.00%	2.00%
Non- U.S Pension Benefits [Member]
Discount rate (for expense)	4.77%	5.41%
Expected return on plan assets	7.68%	7.91%
Rate of compensation increase (for expense)	3.73%	4.19%
Discount rate (for benefit obligation)	4.33%	4.77%
Rate of compensation increase (for benefit obligation)	2.69%	3.73%
Postretirement Benefits [Member]
Discount rate (for expense)	5.05%	5.81%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	4.32%	5.05%
Rate of compensation increase (for benefit obligation)	0.00%	0.00%
U.S. Postretirement Benefits [Member]
Discount rate (for expense)	5.10%	5.95%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	4.25%	5.10%
Rate of compensation increase (for benefit obligation)	0.00%	0.00%
Non- U.S Postretirement Benefits [Member]
Discount rate (for expense)	4.95%	5.51%
Expected return on plan assets	0.00%	0.00%
Rate of compensation increase (for expense)	0.00%	0.00%
Discount rate (for benefit obligation)	4.45%	4.95%
Rate of compensation increase (for benefit obligation)	0.00%	0.00%